Acquisitions ( Cash Flow) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flow
Net cash provided by operating activities	$ 8,592,802	$ 9,002,728	$ 13,576,354	$ 11,165,450	$ 4,648,343
Net cash used in investing activities	(93,341,094)	(15,060,206)	(18,711,572)	(39,541,210)	(77,067,786)
Net cash provided by (used in) financing activities	84,710,274	5,497,419	4,408,999	4,164,950	97,509,021
Landmark, General Partner and affiliates
Cash Flow
Net cash provided by operating activities	8,592,802	9,002,728	13,576,354	11,165,450	4,648,343
Net cash used in investing activities	(93,341,094)	(15,060,206)	(18,711,572)	(39,541,210)	(77,067,786)
Net cash provided by (used in) financing activities	84,710,274	5,497,419	4,408,999	4,164,950	97,509,021
Landmark, General Partner and affiliates | As Previously Reported November 5 2015
Cash Flow
Net cash provided by operating activities	6,776,469	7,352,576
Net cash used in investing activities	(93,341,094)	(1,894,976)
Net cash provided by (used in) financing activities	86,526,607	(6,017,658)
Landmark, General Partner and affiliates | As Previously Reported, December 2 2015
Cash Flow
Net cash provided by operating activities			11,206,251	9,633,574	3,934,976
Net cash used in investing activities			(5,546,342)	(27,809,401)	(63,953,318)
Net cash provided by (used in) financing activities			(6,386,128)	(6,034,983)	85,107,920
Fund C | Landmark, General Partner and affiliates | Acquisition from related party
Cash Flow
Net cash provided by operating activities	788,215	726,459	997,348	831,197	806,764
Net cash used in investing activities		(2,955,000)	(2,955,000)		(5,657,002)
Net cash provided by (used in) financing activities	(788,215)	2,228,541	1,957,652	(831,197)	4,850,238
Fund F | Landmark, General Partner and affiliates | Acquisition from related party
Cash Flow
Net cash provided by operating activities	1,028,118	923,693	1,372,755	700,679	(93,397)
Net cash used in investing activities		(10,210,230)	(10,210,230)	(11,731,809)	(7,457,466)
Net cash provided by (used in) financing activities	$ (1,028,118)	$ 9,286,536	$ 8,837,475	$ 11,031,130	$ 7,550,863